Error Corrections Consolidated Statement of Cash Flow Impact (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011		Jul. 03, 2010
Operating Activities
Net income	$ 848	$ 1,272		$ 539
Adjustments to reconcile net income to net cash from operating activities
Amortization expense	46	84		93
Increase (decrease) in deferred income taxes	(400)	180		525
Other	(70)	(19)		4
Changes in current assets and liabilities, net of businesses acquired and sold
Accounts receivable	66	116		58
Inventories	34	(206)		57
Other current assets	(30)	(42)		(26)
Accrued liabilities	94	(171)		19
Accrued taxes	(60)	178		(274)
Net cash from operating activities	249	447		952
Scenario, Previously Reported
Operating Activities
Net income		1,296	[1],[2]	527	[1],[2]
Adjustments to reconcile net income to net cash from operating activities
Amortization expense		84	[1]	94	[1]
Increase (decrease) in deferred income taxes		187	[1]	527	[1]
Other		(20)	[1]	22	[1]
Changes in current assets and liabilities, net of businesses acquired and sold
Accounts receivable		105	[1]	55	[1]
Inventories		(202)	[1]	52	[1]
Other current assets		(43)	[1]	(27)	[1]
Accrued liabilities		(170)	[1]	19	[1]
Accrued taxes		155	[1]	(274)	[1]
Net cash from operating activities		$ 447	[1]	$ 952	[1]

[1]	Amounts represent the balances as originally reported in the company's filings for the respective period ends.
[2]	Amounts as reported in the company's financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011